Statement of Additional Information Supplement

May 2, 2017

Morgan Stanley Institutional Fund Trust

Supplement dated May 2, 2017 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated May 1, 2017

Core Plus Fixed Income Portfolio

Corporate Bond Portfolio

Global Multi-Asset Income Portfolio

Global Strategist Portfolio

High Yield Portfolio

Short Duration Income Portfolio

Mid Cap Growth Portfolio

Strategic Income Portfolio

Ultra-Short Income Portfolio

Effective July 31, 2017, the second sentence of the first paragraph of the section of the Statement of Additional Information entitled "Investments and Risks—Emerging Market Securities" is hereby deleted and replaced with the following:

An emerging market security is a security issued by an emerging market foreign government or private issuer. An emerging market foreign government or private issuer has one or more of the following characteristics: (i) its principal securities trading market is in an emerging market or developing country; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in an emerging market or developing country or has at least 50% of its assets in an emerging market or developing country or (iii) it is organized under the laws of, or has a principal office in, an emerging market or developing country.

Effective July 31, 2017, the fifth paragraph of the section of the Statement of Additional Information entitled "Investments and Risks—Foreign Securities" is hereby deleted and replaced with the following:

The Adviser and/or Sub-Adviser may consider an issuer to be from a particular country (including the United States) or geographic region if (i) its principal securities trading market is in that country or geographic region; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in that country or geographic region or has at least 50% of its assets in that country or geographic region; or (iii) it is organized under the laws of, or has a principal office in, that country or geographic region. By applying these tests, it is possible that a particular issuer could be deemed to be from more than one country or geographic region.

Please retain this supplement for future reference.